Expense Example, No Redemption - BNY Mellon Small Cap Value Fund	Aug. 22, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 694
Expense Example, No Redemption, 3 Years	976
Expense Example, No Redemption, 5 Years	1,278
Expense Example, No Redemption, 10 Years	2,135
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	218
Expense Example, No Redemption, 3 Years	704
Expense Example, No Redemption, 5 Years	1,217
Expense Example, No Redemption, 10 Years	2,624
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	319
Expense Example, No Redemption, 5 Years	565
Expense Example, No Redemption, 10 Years	1,269
Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	532
Expense Example, No Redemption, 10 Years	$ 1,199